PIMCO Funds

Supplement Dated January 25, 2013 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus and

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

each dated July 31, 2012, as supplemented from time to time (each a “Prospectus”)

Disclosure Related to the PIMCO GNMA Fund and PIMCO Mortgage-Backed Securities Fund (each a “Fund” and collectively, the “Funds”)

Effective immediately, each Fund’s portfolio is jointly managed by Michael Cudzil and Daniel Hyman. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in each Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund is jointly managed by Michael Cudzil and Daniel Hyman. Messrs. Cudzil and Hyman are Executive Vice Presidents of PIMCO. Mr. Hyman has co-managed the Fund since July 2012 and Mr. Cudzil has co-managed the Fund since January 2013.

In addition, effective immediately, the section of the table in the “Management of the Funds—Individual Portfolio Managers” section of each Prospectus pertaining to the Funds is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO GNMA PIMCO Mortgage-Backed Securities	Michael Cudzil	1/13 1/13	Executive Vice President, PIMCO. He is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO GNMA PIMCO Mortgage-Backed Securities	Daniel Hyman	7/12 7/12	Executive Vice President, PIMCO. He is a portfolio manager focusing on mortgage-backed securities and derivatives. Prior to joining PIMCO in 2008, Mr. Hyman was a vice president at Credit Suisse where he traded Agency pass-throughs.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_012513

PIMCO Funds

Supplement dated January 25, 2013 to the

Statement of Additional Information dated July 31, 2012,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO GNMA Fund and PIMCO Mortgage-Backed Securities Fund (each a “Fund” and collectively, the “Funds”)

Effective immediately, each Fund’s portfolio is jointly managed by Michael Cudzil and Daniel Hyman. Therefore, immediately, the section of the table in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI relating to the Funds is deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Cudzil[29]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A
Hyman[30]
Registered Investment Companies	1	$141.61	0	N/A
Other Pooled Investment Vehicles	1	$245.02	0	N/A
Other Accounts	7	$2,090.88	0	N/A

[29]

Effective January 25, 2013, Mr. Cudzil co-manages the PIMCO GNMA Fund, which has $2,074.9 million in total assets under management and the PIMCO Mortgage-Backed Securities Fund, which has $532.6 million in total assets under management as of March 31, 2012.

[30]

Mr. Hyman co-manages the PIMCO GNMA Fund, which has $2,074.9 million in total assets under management and the PIMCO Mortgage-Backed Securities Fund, which has $532.6 million in total assets under management as of March 31, 2012.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 25, 2013, the PIMCO GNMA Fund and PIMCO Mortgage-Backed Securities Fund are jointly managed by Michael Cudzil and Daniel Hyman. Information pertaining to accounts managed by Messrs. Cudzil and Hyman is as of December 31, 2012.

Additionally, effective immediately, the section of the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI relating to the Funds is deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Cudzil[8]	PIMCO GNMA PIMCO Mortgage-Backed Securities	None None
Hyman[9]	PIMCO GNMA PIMCO Mortgage-Backed Securities	None None

[8]	Effective January 25, 2013, Mr. Cudzil co-manages the PIMCO GNMA Fund and PIMCO Mortgage-Backed Securities Fund. Information pertaining to Mr. Cudzil is as of December 31, 2012.
[9]	Mr. Hyman co-manages the PIMCO GNMA Fund and PIMCO Mortgage-Backed Securities Fund. Information pertaining to Mr. Hyman is as of December 31, 2012.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_012513